Marketable Securities – Related Party	3 Months Ended
Mar. 31, 2024
Next NRG Holding Corp [Member]
Marketable Securities – Related Party

Note 3 – Marketable Securities – Related Party

The Company’s investments in marketable securities consist solely of shares held in EzFill Holdings, Inc. (“EZFL”). EZFL is publicly traded on Nasdaq. The shares owned were earned in connection with providing various loans to EZFL, a related party. See Note 7.

Our principal stockholder and Chief Executive Officer controls approximately 20% of EZFL and we are also a significant debt lender to EZFL.

These marketable securities are classified as trading securities. All changes in realized and unrealized gains (losses) on these investments are included in earnings. The Company records the fair value of these securities based upon the quoted closing trading price of EZFL on the reporting period date.

The following is a summary of our marketable securities – related party at March 31, 2024 and December 31, 2023, respectively:

Balance - December 31, 2023	$-
Acquisition of marketable equity securities - related party	345,893
Unrealized loss on marketable equity securities - related party	(19,758)
Balance - March 31, 2024	$326,135

Trading securities at March 31, 2024 and December 31, 2023 were as follows:

	March 31, 2024
	Aggregate	Amortized/Adjusted	Unrealized	Shares
	Fair Value	Cost Basis	Losses	Held
Marketable Securities - Common Stock - Related Party	$326,135	$345,893	$19,758	190,722

December 31, 2023
	Aggregate	Amortized/Adjusted	Unrealized	Shares
	Fair Value	Cost Basis	Losses	Held
Marketable Securities - Common Stock - Related Party	$-	$-	$-	-

For the three months ended March 31, 2024 and 2023, the Company recognized investment income – related party of $345,893 and $0, respectively.

Investment income - related party is a component of other income (expense) – net on the accompanying consolidated statements of operations.

NEXTNRG HOLDING CORP AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

MARCH 31, 2024

(UNAUDITED)